INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2017
Investments In Operating Partnerships [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2017 and 2016, the fund has limited partnership interests in operating limited partnerships, which own or are constructing or rehabilitating operating apartment complexes. The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2017 and 2016 by series are as follows:

	2017	2016

Series 20	3	4
Series 21	2	2
Series 22	3	3
Series 23	4	6
Series 24	6	6
Series 25	4	4
Series 26	13	14
Series 27	5	7
Series 28	5	6
Series 29	8	8
Series 30	8	8
Series 31	10	17
Series 32	7	10
Series 33	5	5
Series 34	4	7
Series 35	3	6
Series 36	3	7
Series 37	2	6
Series 38	4	8
Series 39	1	7
Series 40	10	14
Series 41	17	18
Series 42	15	15
Series 43	19	19
Series 44	7	8
Series 45	27	28
Series 46	14	15

	209	258

During the year ended March 31, 2017 the Fund disposed of forty nine Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2017 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition	Gain on Disposition

Series 20	-	1	$138,000	$138,000
Series 23	2	-	488,550	488,550
Series 26	1	-	18,500	18,500
Series 27	1	1	3,016,000	3,016,000
Series 28	1	-	5,000	5,000
Series 31	7	-	877,411	877,411
Series 32	2	1	569,552	569,552
Series 34	3	-	630,691	630,691
Series 35	1	2	2,720,765	2,720,765
Series 36	3	1	2,515,373	2,515,373
Series 37	3	1	2,349,732	2,349,732
Series 38	1	3	3,273,698	3,273,698
Series 39	4	2	1,645,989	1,645,989
Series 40	4	-	93,700	93,700
Series 41	1	-	70,500	70,500
Series 44	-	1	-	-
Series 45	1	-	-	-
Series 46	-	1	393,183	393,183

Total	35	14	$18,806,644	$18,806,644

During the year ended March 31, 2016 the Fund disposed of forty eight Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2016 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain on Disposition

Series 21	2	-	$326,273	$326,273
Series 22	3	-	238,796	248,148
Series 23	3	-	247,429	247,429
Series 24	-	-	96,715	16,675
Series 26	3	-	128,000	59,000
Series 28	5	-	1,405,521	1,405,521
Series 29	1	1	199,000	199,000
Series 30	3	-	324,454	273,454
Series 31	1	1	1,328,188	1,328,188
Series 32	-	1	825,886	825,886
Series 33	1	-	1,097,000	1,097,000
Series 34	2	-	328,000	328,000
Series 35	2	1	1,504,603	1,504,603
Series 36	2	-	571,611	571,611
Series 38	2	-	32,421	32,421
Series 39	2	-	102,774	102,774
Series 40	2	-	790,011	790,011
Series 41	1	-	457,440	457,440
Series 42	5	-	3,254,655	3,214,695
Series 43	4	-	2,492,094	2,492,094

Total	44	4	$15,750,871	$15,520,223

* Partnership proceeds from disposition include $80,040, $69,000, $51,000 and $39,960, for Series 24, Series 26, Series 30 and Series 42, respectively, recorded as a receivable as of March 31, 2015. Partnership proceeds from disposition does not include $9,352 which was due to a writeoff of capital contribution payable Series 22.

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction or operations. At March 31, 2017 and 2016, contributions are payable to operating limited partnerships as follows:

	2017	2016

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	8,235	8,235
Series 30	105,139	105,139
Series 31	66,294	66,294
Series 32	1,229	1,229
Series 33	69,154	69,154
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	138,438	138,438
Series 38	-	-
Series 39	-	-
Series 40	102	102
Series 41	100	100
Series 42	73,433	73,433
Series 43	99,265	99,265
Series 44	-	-
Series 45	16,724	16,724
Series 46	-	-

	$578,113	$578,113

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$226,703,371	$1,140,993	$524,510

Acquisition costs of operating limited partnerships	9,097,175	162,528	85,843

Cumulative distributions from operating limited partnerships	(1,675,040)	-	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(122,872,037)	(337,192)	(38,116)

Cumulative losses from operating limited partnerships	(111,253,469)	(966,329)	(549,796)

Investments in operating limited partnerships per balance sheet	-	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(1,145,457)	-	-

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(1,902,879)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	183,255	7,136	15,685

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(57,696,047)	(1,066,850)	(325,745)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	357,746	-	-

Cumulative impairment loss in investments in operating limited partnerships	122,872,037	337,192	38,116

Other	(1,455,539)	(2,935)	(43,375)

Equity per operating limited partnerships’ combined financial statements	$61,213,116	$(725,457)	$(315,319)

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$755,045	$3,303,139	$2,879,744

Acquisition costs of operating limited partnerships	78,016	482,854	310,375

Cumulative distributions from operating limited partnerships	-	-	(34,932)

Cumulative impairment loss in investments in operating limited partnerships	(325,787)	(2,213,351)	(1,151,381)

Cumulative losses from operating limited partnerships	(507,274)	(1,572,642)	(2,003,806)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	-	-	(30,158)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(39,009)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	7,927	(5,691)	841

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(856,165)	(970,072)	(2,267,378)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	6,688

Cumulative impairment loss in investments in operating limited partnerships	325,787	2,213,351	1,151,381

Other	1,125	(97,940)	107,836

Equity per operating limited partnerships’ combined financial statements	$(560,335)	$1,111,952	$(1,122,338)

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$1,438,868	$5,164,819	$5,994,660

Acquisition costs of operating limited partnerships	167,460	772,454	813,797

Cumulative distributions from operating limited partnerships	(57,503)	(30,449)	(1,096)

Cumulative impairment loss in investments in operating limited partnerships	(1,430,062)	(1,350,275)	(3,487,976)

Cumulative losses from operating limited partnerships	(118,763)	(4,556,549)	(3,319,385)

Investments in operating limited partnerships per balance sheet	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	-	(51,000)	-

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(59,837)	(222,527)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239	45,732	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(456,606)	(4,815,872)	(1,317,831)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	171,816	-

Cumulative impairment loss in investments in operating limited partnerships	1,430,062	1,350,275	3,487,976

Other	(78,352)	(94,916)	(84,291)

Equity per operating limited partnerships’ combined financial statements	$926,343	$(3,453,802)	$1,863,327

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,736,848	$9,231,659	$5,493,284

Acquisition costs of operating limited partnerships	388,894	1,333,588	667,262

Cumulative distributions from operating limited partnerships	(5,079)	(14,324)	(29,318)

Cumulative impairment loss in investments in operating limited partnerships	(930,910)	(5,444,545)	(2,194,151)

Cumulative losses from operating limited partnerships	(2,189,753)	(5,106,378)	(3,937,077)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(12,030)	-	(112,197)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,189)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	33,990	39,537	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,819,446)	(3,478,199)	(2,083,473)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	7,039	1,092

Cumulative impairment loss in investments in operating limited partnerships	930,910	5,444,545	2,194,151

Other	(45,965)	(30,529)	(21,265)

Equity per operating limited partnerships’ combined financial statements	$(974,730)	$1,386,265	$(257,393)

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$5,898,003	$14,149,131	$8,367,365

Acquisition costs of operating limited partnerships	826,360	1,645,450	950,957

Cumulative distributions from operating limited partnerships	(31,355)	(45,614)	(3,170)

Cumulative impairment loss in investments in operating limited partnerships	(3,574,025)	(9,175,569)	(6,568,884)

Cumulative losses from operating limited partnerships	(3,118,983)	(6,573,398)	(2,746,268)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(47,462)	(172,318)	(179,468)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	-	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	6,859	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,188,582)	(3,395,101)	(1,876,329)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	29,991	9,684

Cumulative impairment loss in investments in operating limited partnerships	3,574,025	9,175,569	6,568,884

Other	(50,995)	251,165	(13,716)

Equity per operating limited partnerships’ combined financial statements	$216,245	$5,889,306	$4,341,862

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$6,257,458	$5,386,247	$4,276,900

Acquisition costs of operating limited partnerships	411,337	-	-

Cumulative distributions from operating limited partnerships	(20,308)	(2,459)	(27,291)

Cumulative impairment loss in investments in operating limited partnerships	(3,951,725)	(2,462,259)	(2,406,542)

Cumulative losses from operating limited partnerships	(2,696,762)	(2,921,529)	(1,843,067)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	-	-	-

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,354,867)	(2,237,121)	(984,727)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	3,300	-

Cumulative impairment loss in investments in operating limited partnerships	3,951,725	2,462,259	2,406,542

Other	(139,920)	2,467	(33,040)

Equity per operating limited partnerships’ combined financial statements	$2,168,388	$230,905	$1,388,775

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$7,549,550	$9,815,140	$671,150

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(65,908)	(359,635)	-

Cumulative impairment loss in investments in operating limited partnerships	(3,922,795)	(7,194,962)	(233,531)

Cumulative losses from operating limited partnerships	(3,560,847)	(2,260,543)	(437,619)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,916,369)	(866,648)	(97,796)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	13,201	-	-

Cumulative impairment loss in investments in operating limited partnerships	3,922,795	7,194,962	233,531

Other	(12,299)	(233,707)	(72,294)

Equity per operating limited partnerships’ combined financial statements	$1,851,963	$6,094,607	$63,441

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$11,579,898	$15,436,181	$16,067,004

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(22,466)	(38,570)	(20,956)

Cumulative impairment loss in investments in operating limited partnerships	(5,441,719)	(5,854,800)	(7,195,970)

Cumulative losses from operating limited partnerships	(6,115,713)	(9,542,811)	(8,850,078)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(16,841)	(33,807)	(76,678)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,230,853)	(3,483,277)	(4,285,267)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	32,119	-	20,012

Cumulative impairment loss in investments in operating limited partnerships	5,441,719	5,854,800	7,195,970

Other	(72,329)	(325,495)	(21,834)

Equity per operating limited partnerships’ combined financial statements	$3,153,815	$2,012,221	$2,832,203

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$23,300,481	$13,739,925	$25,600,776

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(271,984)	(49,115)	(320,688)

Cumulative impairment loss in investments in operating limited partnerships	(11,001,252)	(5,442,013)	(16,541,124)

Cumulative losses from operating limited partnerships	(12,027,245)	(8,248,797)	(8,738,964)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(121,319)	-	(129,725)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,434,039)	(4,416,600)	(2,226,331)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	23,309

Cumulative impairment loss in investments in operating limited partnerships	11,001,252	5,442,013	16,541,124

Other	(50,452)	(90,418)	(164,622)

Equity per operating limited partnerships’ combined financial statements	$6,395,442	$934,995	$14,043,755

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,944,593

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(200,379)

Cumulative impairment loss in investments in operating limited partnerships	(13,001,121)

Cumulative losses from operating limited partnerships	(6,743,093)

Investments in operating limited partnerships per balance sheet	-

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(7,089)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,244,503)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	13,001,121

Other	(37,443)

Equity per operating limited partnerships’ combined financial statements	$11,716,680

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$303,772,168	$1,510,993	$524,510

Acquisition costs of operating limited partnerships	12,667,316	215,748	85,843

Cumulative distributions from operating limited partnerships	(2,477,305)	(7,394)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(161,650,983)	(409,509)	(38,116)

Cumulative losses from operating limited partnerships	(152,311,196)	(1,309,838)	(549,796)

Investments in operating limited partnerships per balance sheet	-	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(1,202,653)	-	-

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(3,413,891)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	447,007	62,488	15,685

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(72,745,706)	(988,006)	(307,183)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	884,505	6,576	-

Cumulative impairment loss in investments in operating limited partnerships	161,650,983	409,509	38,116

Other	(1,837,057)	(11,516)	(42,053)

Equity per operating limited partnerships’ combined financial statements	$83,783,188	$(520,949)	$(295,435)

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$755,045	$4,968,423	$2,879,744

Acquisition costs of operating limited partnerships	78,016	727,246	310,375

Cumulative distributions from operating limited partnerships	-	-	(34,932)

Cumulative impairment loss in investments in operating limited partnerships	(325,787)	(4,061,633)	(1,151,381)

Cumulative losses from operating limited partnerships	(507,274)	(1,634,036)	(2,003,806)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	-	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(39,009)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	7,927	7,292	841

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(866,909)	(1,241,388)	(2,084,698)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	6,688

Cumulative impairment loss in investments in operating limited partnerships	325,787	4,061,633	1,151,381

Other	1,125	(133,388)	115,558

Equity per operating limited partnerships’ combined financial statements	$(571,079)	$2,654,872	$(931,936)

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$1,438,868	$5,527,557	$8,111,853

Acquisition costs of operating limited partnerships	167,460	824,628	1,143,307

Cumulative distributions from operating limited partnerships	(57,503)	(40,236)	(14,167)

Cumulative impairment loss in investments in operating limited partnerships	(1,359,466)	(1,822,975)	(4,036,605)

Cumulative losses from operating limited partnerships	(189,359)	(4,488,974)	(5,204,388)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	-	(51,000)	(39,446)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(59,837)	(449,204)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239	45,732	195,417

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(343,851)	(4,331,079)	(1,587,855)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	171,816	-

Cumulative impairment loss in investments in operating limited partnerships	1,359,466	1,822,975	4,036,605

Other	(67,544)	(115,347)	(291,605)

Equity per operating limited partnerships’ combined financial statements	$979,310	$(2,516,740)	$1,863,912

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$5,944,962	$9,231,659	$5,493,284

Acquisition costs of operating limited partnerships	850,335	1,333,588	667,262

Cumulative distributions from operating limited partnerships	(110,655)	(14,324)	(29,318)

Cumulative impairment loss in investments in operating limited partnerships	(2,158,606)	(5,444,545)	(2,194,151)

Cumulative losses from operating limited partnerships	(4,526,036)	(5,106,378)	(3,937,077)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(12,030)	-	(112,197)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,189)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	33,990	39,537	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,842,764)	(2,951,824)	(1,907,676)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	7,039	1,092

Cumulative impairment loss in investments in operating limited partnerships	2,158,606	5,444,545	2,194,151

Other	(90,515)	(30,530)	(18,522)

Equity per operating limited partnerships’ combined financial statements	$(814,902)	$1,912,639	$(78,853)

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$11,532,547	$22,949,966	$8,367,365

Acquisition costs of operating limited partnerships	1,632,942	2,929,785	950,957

Cumulative distributions from operating limited partnerships	(31,404)	(101,208)	(3,170)

Cumulative impairment loss in investments in operating limited partnerships	(6,454,920)	(13,361,331)	(6,467,715)

Cumulative losses from operating limited partnerships	(6,679,165)	(12,417,212)	(2,847,437)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(47,462)	(172,318)	(179,468)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	6,859	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,016,452)	(4,963,274)	(1,578,487)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	8,501	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	6,454,920	13,361,331	6,467,715

Other	(36,552)	284,785	(13,716)

Equity per operating limited partnerships’ combined financial statements	$2,292,214	$7,264,546	$4,538,535

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$11,227,571	$10,781,284	$12,307,640

Acquisition costs of operating limited partnerships	749,824	-	-

Cumulative distributions from operating limited partnerships	(20,308)	(5,084)	(100,055)

Cumulative impairment loss in investments in operating limited partnerships	(6,843,156)	(5,230,309)	(6,862,772)

Cumulative losses from operating limited partnerships	(5,113,931)	(5,545,891)	(5,344,813)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(6,069)	-	-

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,642,674)	(3,423,568)	(2,019,997)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	6,843,156	5,230,309	6,862,772

Other	(194,626)	(24,491)	(126,915)

Equity per operating limited partnerships’ combined financial statements	$4,711,237	$1,860,267	$4,717,230

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$16,058,621	$17,940,834	$10,069,655

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(515,435)	(224,758)

Cumulative impairment loss in investments in operating limited partnerships	(7,809,397)	(10,253,381)	(4,561,508)

Cumulative losses from operating limited partnerships	(8,046,700)	(7,172,018)	(5,283,389)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,434,593)	(4,229,837)	(3,894,615)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	289,911	59,461	74,689

Cumulative impairment loss in investments in operating limited partnerships	7,809,397	10,253,381	4,561,508

Other	(109,071)	(209,729)	(106,547)

Equity per operating limited partnerships’ combined financial statements	$400,279	$5,873,276	$635,035

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$16,293,231	$16,713,252	$16,067,004

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(25,813)	(50,099)	(20,956)

Cumulative impairment loss in investments in operating limited partnerships	(9,078,021)	(6,847,483)	(7,195,970)

Cumulative losses from operating limited partnerships	(7,189,397)	(9,815,670)	(8,850,078)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(16,841)	(33,807)	(76,678)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,222,136)	(3,234,895)	(3,747,535)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	47,439	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	9,078,021	6,847,483	7,195,970

Other	(111,940)	(294,216)	(17,777)

Equity per operating limited partnerships’ combined financial statements	$6,774,543	$3,285,614	$3,373,992

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$23,300,481	$15,745,838	$25,706,915

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(271,984)	(49,763)	(320,692)

Cumulative impairment loss in investments in operating limited partnerships	(10,917,292)	(6,523,727)	(16,411,048)

Cumulative losses from operating limited partnerships	(12,111,205)	(9,172,348)	(8,975,175)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(121,319)	-	(129,725)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,960,406)	(4,381,035)	(1,542,238)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	23,309

Cumulative impairment loss in investments in operating limited partnerships	10,917,292	6,523,727	16,411,048

Other	(21,080)	(64,791)	(103,424)

Equity per operating limited partnerships’ combined financial statements	$6,814,487	$2,077,901	$14,658,970

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(203,082)

Cumulative impairment loss in investments in operating limited partnerships	(13,830,179)

Cumulative losses from operating limited partnerships	(8,289,805)

Investments in operating limited partnerships per balance sheet	-

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,000,731)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	13,830,179

Other	(2,630)

Equity per operating limited partnerships’ combined financial statements	$12,824,223

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$394,212,193	$2,085,075	$1,489,227
Land	41,747,860	246,238	183,210
Other assets	49,639,300	582,694	366,699

	$485,599,353	$2,914,007	$2,039,136

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$348,577,513	$3,200,912	$2,297,325
Accounts payable and accrued expenses	16,107,662	75,817	22,623
Other liabilities	40,891,893	50,451	40,020

	405,577,068	3,327,180	2,359,968
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	61,213,116	(725,457)	(315,319)
Other partners	18,809,169	312,284	(5,513)

	80,022,285	(413,173)	(320,832)

	$485,599,353	$2,914,007	$2,039,136

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,945,141	$4,805,126	$3,402,825
Land	426,603	522,075	636,838
Other assets	1,013,637	1,248,448	644,794

	$3,385,381	$6,575,649	$4,684,457

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,834,362	$4,961,827	$5,238,205
Accounts payable and accrued expenses	88,761	157,317	118,124
Other liabilities	65,589	820,842	411,627

	3,988,712	5,939,986	5,767,956
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(560,335)	1,111,952	(1,122,338)
Other partners	(42,996)	(476,289)	38,839

	(603,331)	635,663	(1,083,499)

	$3,385,381	$6,575,649	$4,684,457

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,013,338	$7,274,962	$12,049,493
Land	203,400	620,110	1,360,969
Other assets	919,878	1,105,294	1,862,638

	$4,136,616	$9,000,366	$15,273,100

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,290,404	$10,309,719	$9,390,191
Accounts payable and accrued expenses	62,955	1,437,631	346,277
Other liabilities	31,649	1,110,272	2,149,189

	3,385,008	12,857,622	11,885,657
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	926,343	(3,453,802)	1,863,327
Other partners	(174,735)	(403,454)	1,524,116

	751,608	(3,857,256)	3,387,443

	$4,136,616	$9,000,366	$15,273,100

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,949,712	$9,381,511	$6,657,707
Land	251,300	694,245	415,348
Other assets	445,890	2,959,653	831,281

	$4,646,902	$13,035,409	$7,904,336

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$4,563,975	$6,879,017	$7,235,178
Accounts payable and accrued expenses	177,233	1,061,966	337,340
Other liabilities	1,022,213	3,393,759	699,680

	5,763,421	11,334,742	8,272,198
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(974,730)	1,386,265	(257,393)
Other partners	(141,789)	314,402	(110,469)

	(1,116,519)	1,700,667	(367,862)

	$4,646,902	$13,035,409	$7,904,336

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$8,072,673	$14,247,643	$14,983,903
Land	725,013	1,185,852	1,328,537
Other assets	1,458,129	1,880,115	1,256,727

	$10,255,815	$17,313,610	$17,569,167

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$9,530,208	$7,147,321	$6,828,064
Accounts payable and accrued expenses	534,648	1,213,357	623,125
Other liabilities	340,754	876,272	897,122

	10,405,610	9,236,950	8,348,311
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	216,245	5,889,306	4,341,862
Other partners	(366,040)	2,187,354	4,878,994

	(149,795)	8,076,660	9,220,856

	$10,255,815	$17,313,610	$17,569,167

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$4,939,111	$6,496,199	$5,418,554
Land	230,576	671,988	655,300
Other assets	1,074,019	808,787	684,276

	$6,243,706	$7,976,974	$6,758,130

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,273,740	$5,448,834	$3,488,113
Accounts payable and accrued expenses	222,965	179,364	676,964
Other liabilities	818,633	2,602,051	311,735

	4,315,338	8,230,249	4,476,812
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,168,388	230,905	1,388,775
Other partners	(240,020)	(484,180)	892,543

	1,928,368	(253,275)	2,281,318

	$6,243,706	$7,976,974	$6,758,130

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$4,913,034	$7,584,676	$704,469
Land	300,501	670,346	50,000
Other assets	379,600	989,351	36,912

	$5,593,135	$9,244,373	$791,381

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$2,708,987	$4,509,814	$705,510
Accounts payable and accrued expenses	539,389	185,976	9,232
Other liabilities	599,151	544,697	23,287

	3,847,527	5,240,487	738,029
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,851,963	6,094,607	63,441
Other partners	(106,355)	(2,090,721)	(10,089)

	1,745,608	4,003,886	53,352

	$5,593,135	$9,244,373	$791,381

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$34,036,000	$52,194,620	$38,829,717
Land	3,816,175	7,423,381	5,877,411
Other assets	2,777,597	5,236,886	4,108,842

	$40,629,772	$64,854,887	$48,815,970

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$32,191,614	$53,514,163	$34,987,875
Accounts payable and accrued expenses	1,056,318	1,675,342	2,490,974
Other liabilities	1,710,051	2,686,207	3,815,676

	34,957,983	57,875,712	41,294,525
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,153,815	2,012,221	2,832,203
Other partners	2,517,974	4,966,954	4,689,242

	5,671,789	6,979,175	7,521,445

	$40,629,772	$64,854,887	$48,815,970

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$41,562,908	$31,835,019	$41,406,048
Land	4,306,232	3,008,317	3,989,836
Other assets	3,973,680	3,488,635	6,245,976

	$49,842,820	$38,331,971	$51,641,860

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$36,674,057	$36,988,184	$29,953,961
Accounts payable and accrued expenses	1,350,023	318,124	815,588
Other liabilities	4,916,891	5,494,147	2,853,533

	42,940,971	42,800,455	33,623,082
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,395,442	934,995	14,043,755
Other partners	506,407	(5,403,479)	3,975,023

	6,901,849	(4,468,484)	18,018,778

	$49,842,820	$38,331,971	$51,641,860

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$30,933,502
Land	1,948,059
Other assets	3,258,862

$36,140,423

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$19,425,953
Accounts payable and accrued expenses	330,229
Other liabilities	2,606,395

22,362,577
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,716,680
Other partners	2,061,166

13,777,846

$36,140,423

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$529,415,678	$3,332,620	$1,572,107
Land	53,226,657	310,538	183,210
Other assets	66,317,024	1,186,975	331,854

	$648,959,359	$4,830,133	$2,087,171

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$457,774,123	$4,827,573	$2,329,701
Accounts payable and accrued expenses	23,355,176	110,814	10,649
Other liabilities	66,468,250	59,330	38,458

	547,597,549	4,997,717	2,378,808
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	83,783,188	(520,949)	(295,435)
Other partners	17,578,622	353,365	3,798

	101,361,810	(167,584)	(291,637)

	$648,959,359	$4,830,133	$2,087,171

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$2,058,605	$8,270,196	$3,627,508
Land	426,603	911,443	636,838
Other assets	1,074,777	3,582,210	653,001

	$3,559,985	$12,763,849	$4,917,347

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,876,441	$7,344,377	$5,325,953
Accounts payable and accrued expenses	100,050	347,926	114,929
Other liabilities	69,420	4,908,882	327,523

	4,045,911	12,601,185	5,768,405
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(571,079)	2,654,872	(931,936)
Other partners	85,153	(2,492,208)	80,878

	(485,926)	162,664	(851,058)

	$3,559,985	$12,763,849	$4,917,347

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,131,767	$8,657,081	$17,241,309
Land	203,400	680,110	2,571,668
Other assets	933,501	1,418,158	2,384,013

	$4,268,668	$10,755,349	$22,196,990

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,346,127	$11,360,063	$15,287,429
Accounts payable and accrued expenses	70,325	1,389,206	508,324
Other liabilities	26,620	1,058,361	2,746,562

	3,443,072	13,807,630	18,542,315
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	979,310	(2,516,740)	1,863,912
Other partners	(153,714)	(535,541)	1,790,763

	825,596	(3,052,281)	3,654,675

	$4,268,668	$10,755,349	$22,196,990

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$7,014,398	$9,835,315	$7,036,190
Land	266,222	694,245	415,348
Other assets	744,475	1,439,626	725,493

	$8,025,095	$11,969,186	$8,177,031

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$8,538,924	$7,052,254	$7,370,572
Accounts payable and accrued expenses	328,623	966,993	310,357
Other liabilities	936,630	1,675,171	666,265

	9,804,177	9,694,418	8,347,194
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(814,902)	1,912,639	(78,853)
Other partners	(964,180)	362,129	(91,310)

	(1,779,082)	2,274,768	(170,163)

	$8,025,095	$11,969,186	$8,177,031

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$16,497,019	$20,224,966	$15,649,517
Land	1,102,473	1,360,852	1,328,537
Other assets	2,515,292	2,411,015	1,467,582

	$20,114,784	$23,996,833	$18,445,636

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$16,249,514	$10,787,090	$7,137,297
Accounts payable and accrued expenses	661,063	2,769,726	671,157
Other liabilities	568,549	1,094,844	894,554

	17,479,126	14,651,660	8,703,008
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,292,214	7,264,546	4,538,535
Other partners	343,444	2,080,627	5,204,093

	2,635,658	9,345,173	9,742,628

	$20,114,784	$23,996,833	$18,445,636

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$10,453,950	$20,625,675	$17,723,639
Land	1,133,280	2,695,102	1,833,180
Other assets	1,991,614	2,613,971	2,466,948

	$13,578,844	$25,934,748	$22,023,767

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$7,233,483	$15,676,104	$12,638,012
Accounts payable and accrued expenses	254,244	399,861	1,971,020
Other liabilities	1,250,258	6,129,396	502,961

	8,737,985	22,205,361	15,111,993
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,711,237	1,860,267	4,717,230
Other partners	129,622	1,869,120	2,194,544

	4,840,859	3,729,387	6,911,774

	$13,578,844	$25,934,748	$22,023,767

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$21,832,900	$17,129,023	$10,554,350
Land	1,625,738	1,519,206	1,061,888
Other assets	2,111,926	1,991,354	1,179,735

	$25,570,564	$20,639,583	$12,795,973

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$17,549,703	$13,819,417	$10,114,858
Accounts payable and accrued expenses	2,360,796	250,053	222,241
Other liabilities	6,332,846	2,874,467	2,335,993

	26,243,345	16,943,937	12,673,092
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	400,279	5,873,276	635,035
Other partners	(1,073,060)	(2,177,630)	(512,154)

	(672,781)	3,695,646	122,881

	$25,570,564	$20,639,583	$12,795,973

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$44,047,875	$56,126,204	$40,671,186
Land	4,690,941	7,583,381	5,877,411
Other assets	3,736,506	6,160,084	4,492,349

	$52,475,322	$69,869,669	$51,040,946

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$39,778,652	$55,916,451	$36,161,415
Accounts payable and accrued expenses	1,618,018	1,636,364	2,534,425
Other liabilities	4,687,420	3,729,671	3,819,627

	46,084,090	61,282,486	42,515,467
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,774,543	3,285,614	3,373,992
Other partners	(383,311)	5,301,569	5,151,487

	6,391,232	8,587,183	8,525,479

	$52,475,322	$69,869,669	$51,040,946

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$43,756,712	$36,930,412	$47,639,086
Land	4,306,232	3,130,916	4,314,836
Other assets	4,165,140	4,122,248	6,771,223

	$52,228,084	$44,183,576	$58,725,145

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$37,823,234	$40,047,937	$36,009,724
Accounts payable and accrued expenses	1,260,622	679,030	1,383,333
Other liabilities	4,929,604	6,225,735	5,238,485

	44,013,460	46,952,702	42,631,542
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,814,487	2,077,901	14,658,970
Other partners	1,400,137	(4,847,027)	1,434,633

	8,214,624	(2,769,126)	16,093,603

	$52,228,084	$44,183,576	$58,725,145

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$37,776,068
Land	2,363,059
Other assets	3,645,954

$43,785,081

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$24,171,818
Accounts payable and accrued expenses	425,027
Other liabilities	3,340,618

27,937,463
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	12,824,223
Other partners	3,023,395

15,847,618

$43,785,081

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$85,755,446	$889,757	$493,555
Interest and other	2,943,930	51,176	3,440

	88,699,376	940,933	496,995
Expenses
Interest	17,012,370	67,782	39,664
Depreciation and amortization	22,495,020	257,685	82,880
Taxes and insurance	10,332,106	96,986	68,302
Repairs and maintenance	19,174,823	304,750	129,182
Operating expenses	29,285,986	360,239	195,717
Impairment loss	-	-	-
Other expenses	1,936,798	14,439	-

	100,237,103	1,101,881	515,745

NET INCOME (LOSS)	$(11,537,727)	$(160,948)	$(18,750)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(8,901,790)	$(106,474)	$(39,102)

Net income (loss) allocated to other partners	$(2,635,937)	$(54,474)	$20,352

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$780,062	$1,426,787	$1,218,703
Interest and other	36,302	112,584	28,210

	816,364	1,539,371	1,246,913
Expenses
Interest	70,347	117,886	127,601
Depreciation and amortization	166,222	286,650	361,276
Taxes and insurance	110,615	155,346	117,868
Repairs and maintenance	289,406	284,376	357,522
Operating expenses	283,947	864,097	486,157
Impairment loss	-	-	-
Other expenses	13,232	14,212	11,156

	933,769	1,722,567	1,461,580

NET INCOME (LOSS)	$(117,405)	$(183,196)	$(214,667)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(45,959)	$(159,714)	$(185,148)

Net income (loss) allocated to other partners	$(71,446)	$(23,482)	$(29,519)

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$857,567	$2,172,933	$3,174,381
Interest and other	20,950	57,555	25,493

	878,517	2,230,488	3,199,874
Expenses
Interest	80,735	306,650	509,261
Depreciation and amortization	176,707	572,435	661,245
Taxes and insurance	92,956	296,029	366,487
Repairs and maintenance	188,389	687,453	605,819
Operating expenses	368,878	850,626	974,005
Impairment loss	-	-	-
Other expenses	8,814	15,500	38,677

	916,479	2,728,693	3,155,494

NET INCOME (LOSS)	$(37,962)	$(498,205)	$44,380

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(112,755)	$(500,992)	$(164,034)

Net income (loss) allocated to other partners	$74,793	$2,787	$208,414

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$1,002,280	$1,870,776	$1,509,820
Interest and other	25,270	170,891	38,014

	1,027,550	2,041,667	1,547,834
Expenses
Interest	163,031	417,247	157,690
Depreciation and amortization	225,777	541,192	405,826
Taxes and insurance	132,749	269,958	197,172
Repairs and maintenance	213,513	457,333	335,232
Operating expenses	437,570	909,738	625,657
Impairment loss	-	-	-
Other expenses	-	20,300	9,527

	1,172,640	2,615,768	1,731,104

NET INCOME (LOSS)	$(145,090)	$(574,101)	$(183,270)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(198,898)	$(531,118)	$(187,074)

Net income (loss) allocated to other partners	$53,808	$(42,983)	$3,804

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$1,706,240	$2,847,292	$2,625,326
Interest and other	48,995	86,930	86,895

	1,755,235	2,934,222	2,712,221
Expenses
Interest	168,268	468,653	441,719
Depreciation and amortization	573,233	816,277	707,952
Taxes and insurance	288,339	348,890	335,238
Repairs and maintenance	284,817	745,036	623,753
Operating expenses	935,094	929,535	990,872
Impairment loss	-	-	-
Other expenses	6,013	220,748	110,459

	2,255,764	3,529,139	3,209,993

NET INCOME (LOSS)	$(500,529)	$(594,917)	$(497,772)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(497,487)	$(529,907)	$(297,842)

Net income (loss) allocated to other partners	$(3,042)	$(65,010)	$(199,930)

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$971,745	$1,806,433	$1,365,067
Interest and other	35,012	69,612	90,846

	1,006,757	1,876,045	1,455,913
Expenses
Interest	104,262	290,660	257,096
Depreciation and amortization	275,627	485,344	400,786
Taxes and insurance	141,495	203,459	252,292
Repairs and maintenance	286,631	260,199	277,928
Operating expenses	326,343	620,343	434,010
Impairment loss	-	-	-
Other expenses	-	25,200	33,541

	1,134,358	1,885,205	1,655,653

NET INCOME (LOSS)	$(127,601)	$(9,160)	$(199,740)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(136,875)	$(40,749)	$(131,250)

Net income (loss) allocated to other partners	$9,274	$31,589	$(68,490)

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$1,039,639	$1,774,853	$168,432
Interest and other	102,567	21,673	-

	1,142,206	1,796,526	168,432
Expenses
Interest	160,035	247,122	6,237
Depreciation and amortization	358,716	372,627	29,091
Taxes and insurance	201,945	214,991	15,558
Repairs and maintenance	193,056	414,817	60,340
Operating expenses	402,404	633,207	70,601
Impairment loss	-	-	-
Other expenses	23,041	18,000	-

	1,339,197	1,900,764	181,827

NET INCOME (LOSS)	$(196,991)	$(104,238)	$(13,395)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(141,806)	$(144,427)	$(13,393)

Net income (loss) allocated to other partners	$(55,185)	$40,189	$(2)

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$7,913,892	$12,012,632	$7,743,859
Interest and other	203,429	279,982	260,401

	8,117,321	12,292,614	8,004,260
Expenses
Interest	2,291,713	3,221,005	1,812,102
Depreciation and amortization	1,873,123	2,810,380	2,129,667
Taxes and insurance	1,045,058	1,452,787	865,086
Repairs and maintenance	1,488,255	2,489,498	1,833,446
Operating expenses	1,783,214	3,034,020	2,567,479
Impairment loss	-	-	-
Other expenses	296,558	340,154	297,284

	8,777,921	13,347,844	9,505,064

NET INCOME (LOSS)	$(660,600)	$(1,055,230)	$(1,500,804)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(695,283)	$(535,125)	$(678,898)

Net income (loss) allocated to other partners	$34,683	$(520,105)	$(821,906)

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$7,766,042	$7,687,702	$8,007,329
Interest and other	468,895	327,166	178,014

	8,234,937	8,014,868	8,185,343
Expenses
Interest	1,506,832	1,873,630	1,104,605
Depreciation and amortization	2,528,048	1,868,001	2,250,286
Taxes and insurance	817,994	554,655	948,985
Repairs and maintenance	1,962,505	1,516,605	1,937,661
Operating expenses	3,247,142	2,660,711	2,758,102
Impairment loss	-	-	-
Other expenses	69,965	97,607	214,186

	10,132,486	8,571,209	9,213,825

NET INCOME (LOSS)	$(1,897,549)	$(556,341)	$(1,028,482)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(749,824)	$(596,043)	$(915,282)

Net income (loss) allocated to other partners	$(1,147,725)	$39,702	$(113,200)

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$4,922,342
Interest and other	113,628

5,035,970
Expenses
Interest	1,000,537
Depreciation and amortization	1,277,967
Taxes and insurance	740,866
Repairs and maintenance	947,301
Operating expenses	1,536,278
Impairment loss	-
Other expenses	38,185

5,541,134

NET INCOME (LOSS)	$(505,164)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(566,331)

Net income (loss) allocated to other partners	$61,167

*
Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$111,776,843	$1,185,836	$501,207
Interest and other	4,528,841	47,917	3,473

	116,305,684	1,233,753	504,680
Expenses
Interest	22,696,497	103,823	42,173
Depreciation and amortization	30,995,689	319,299	83,029
Taxes and insurance	14,155,041	133,186	65,006
Repairs and maintenance	23,031,379	340,694	108,441
Operating expenses	38,937,669	484,527	185,059
Impairment loss	-	-	-
Other expenses	2,310,183	16,039	-

	132,126,458	1,397,568	483,708

NET INCOME (LOSS)	$(15,820,774)	$(163,815)	$20,972

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(11,941,106)	$(109,408)	$-

Net income (loss) allocated to other partners	$(3,879,668)	$(54,407)	$20,972

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$779,764	$2,536,702	$1,202,358
Interest and other	43,150	89,120	23,919

	822,914	2,625,822	1,226,277
Expenses
Interest	72,934	275,105	121,338
Depreciation and amortization	179,088	982,215	351,255
Taxes and insurance	119,915	392,801	121,189
Repairs and maintenance	237,302	502,492	312,955
Operating expenses	285,458	1,088,431	474,834
Impairment loss	-	-	-
Other expenses	13,232	39,202	20,286

	907,929	3,280,246	1,401,857

NET INCOME (LOSS)	$(85,015)	$(654,424)	$(175,580)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(57,309)	$(372,667)	$(146,078)

Net income (loss) allocated to other partners	$(27,706)	$(281,757)	$(29,502)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$869,428	$2,376,345	$4,652,943
Interest and other	32,201	59,021	43,508

	901,629	2,435,366	4,696,451
Expenses
Interest	84,140	374,082	874,561
Depreciation and amortization	170,873	618,827	916,029
Taxes and insurance	98,899	341,777	602,180
Repairs and maintenance	206,013	640,467	825,870
Operating expenses	350,467	896,421	1,405,937
Impairment loss	-	-	-
Other expenses	8,889	15,500	48,712

	919,281	2,887,074	4,673,289

NET INCOME (LOSS)	$(17,652)	$(451,708)	$23,162

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(70,287)	$(461,073)	$(226,075)

Net income (loss) allocated to other partners	$52,635	$9,365	$249,237

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$1,621,261	$1,976,028	$1,493,470
Interest and other	34,516	182,610	143,545

	1,655,777	2,158,638	1,637,015
Expenses
Interest	171,663	457,017	165,357
Depreciation and amortization	503,916	535,120	405,307
Taxes and insurance	198,050	321,634	200,403
Repairs and maintenance	381,359	433,100	364,975
Operating expenses	912,589	843,779	696,234
Impairment loss	-	-	-
Other expenses	-	27,700	6,747

	2,167,577	2,618,350	1,839,023

NET INCOME (LOSS)	$(511,800)	$(459,712)	$(202,008)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(533,920)	$(442,926)	$(174,671)

Net income (loss) allocated to other partners	$22,120	$(16,786)	$(27,337)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$3,857,615	$3,937,997	$2,587,763
Interest and other	136,085	522,343	90,053

	3,993,700	4,460,340	2,677,816
Expenses
Interest	346,210	679,912	446,506
Depreciation and amortization	1,077,795	1,225,244	726,280
Taxes and insurance	606,394	491,697	343,569
Repairs and maintenance	710,461	756,911	491,833
Operating expenses	1,763,442	1,518,818	1,017,937
Impairment loss	-	-	-
Other expenses	21,482	280,517	106,005

	4,525,784	4,953,099	3,132,130

NET INCOME (LOSS)	$(532,084)	$(492,759)	$(454,314)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(551,230)	$(513,975)	$(250,938)

Net income (loss) allocated to other partners	$19,146	$21,216	$(203,376)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$2,461,028	$5,117,009	$3,882,110
Interest and other	71,256	187,870	100,935

	2,532,284	5,304,879	3,983,045
Expenses
Interest	391,137	1,128,100	716,386
Depreciation and amortization	647,172	1,617,552	1,292,043
Taxes and insurance	335,716	637,437	563,732
Repairs and maintenance	487,407	780,180	591,114
Operating expenses	1,000,614	1,725,195	1,502,446
Impairment loss	-	-	-
Other expenses	10,300	63,200	80,836

	2,872,346	5,951,664	4,746,557

NET INCOME (LOSS)	$(340,062)	$(646,785)	$(763,512)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(360,810)	$(403,942)	$(381,014)

Net income (loss) allocated to other partners	$20,748	$(242,843)	$(382,498)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$4,887,918	$4,461,135	$2,910,257
Interest and other	224,158	168,050	141,742

	5,112,076	4,629,185	3,051,999
Expenses
Interest	979,187	870,411	586,862
Depreciation and amortization	1,536,522	1,082,815	688,543
Taxes and insurance	762,488	530,136	301,988
Repairs and maintenance	948,457	915,337	599,784
Operating expenses	2,099,524	1,760,555	1,261,653
Impairment loss	-	-	-
Other expenses	120,646	85,767	106,939

	6,446,824	5,245,021	3,545,769

NET INCOME (LOSS)	$(1,334,748)	$(615,836)	$(493,770)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(973,078)	$(401,471)	$(283,760)

Net income (loss) allocated to other partners	$(361,670)	$(214,365)	$(210,010)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$8,988,443	$12,011,209	$7,616,395
Interest and other	274,699	362,739	436,587

	9,263,142	12,373,948	8,052,982
Expenses
Interest	2,623,328	3,198,557	1,728,329
Depreciation and amortization	2,297,137	2,904,618	2,165,627
Taxes and insurance	1,278,199	1,530,747	935,026
Repairs and maintenance	1,459,904	2,347,072	2,050,409
Operating expenses	2,139,931	2,864,489	2,287,940
Impairment loss	-	-	-
Other expenses	88,325	331,540	303,017

	9,886,824	13,177,023	9,470,348

NET INCOME (LOSS)	$(623,682)	$(803,075)	$(1,417,366)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(485,428)	$(652,535)	$(820,041)

Net income (loss) allocated to other partners	$(138,254)	$(150,540)	$(597,325)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$7,586,036	$7,672,594	$8,630,960
Interest and other	410,256	301,391	182,275

	7,996,292	7,973,985	8,813,235
Expenses
Interest	1,466,381	2,015,917	1,399,484
Depreciation and amortization	2,577,315	2,052,878	2,530,687
Taxes and insurance	820,521	560,059	1,056,860
Repairs and maintenance	1,888,325	1,587,593	1,864,206
Operating expenses	2,921,473	2,450,076	2,954,780
Impairment loss	-	-	-
Other expenses	83,350	102,792	237,084

	9,757,365	8,769,315	10,043,101

NET INCOME (LOSS)	$(1,761,073)	$(795,330)	$(1,229,866)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(980,275)	$(612,970)	$(843,380)

Net income (loss) allocated to other partners	$(780,798)	$(182,360)	$(386,486)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,973,032
Interest and other	215,422

6,188,454
Expenses
Interest	1,377,597
Depreciation and amortization	1,508,503
Taxes and insurance	805,432
Repairs and maintenance	1,198,718
Operating expenses	2,045,060
Impairment loss	-
Other expenses	92,076

7,027,386

NET INCOME (LOSS)	$(838,932)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(831,845)

Net income (loss) allocated to other partners	$(7,087)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.